ING EQUITY TRUST

ING MidCap Opportunities Fund

(“Fund”)

Supplement dated August 22, 2008

to the Fund’s Class A, Class B, Class C and Class M shares’ Prospectus and Class I and Class Q shares’ Prospectus each dated September 28, 2007 and to the Fund’s Class O shares’ Prospectus dated June 4, 2008

Effective August 13, 2008, Uri Landesman replaced Richard Welsh as portfolio manager to the Fund.

1.             All references to Richard Welsh as a portfolio manager to the Fund are hereby deleted and replaced with Uri Landesman.

2.             The second and third paragraphs under the section entitled “Management of the Funds – Adviser and Sub-Advisers - ING MidCap Opportunities Fund” on page 43 of the Class A, Class B, Class C and Class M Prospectus, on page 17 of the Class O Prospectus and on page 35 of the Class I and Class Q Prospectus are hereby deleted in their entirety and replaced with the following:

Uri Landesman, Portfolio Manager, is Head of Global Growth Equities for ING IM and has co-managed the Fund since August 2008.  Mr. Landesman joined ING IM in 2006 from Federated Investors, where he was most recently director of global equity research.  During his tenure at Federated Investors (which began in 2003), he managed three international large-cap growth funds as well as two global core funds.  Prior to working at Federated Investors, he served as an investment professional with Arlington Capital Management.  Mr. Landesman has over 20 years of experience and began his career at Sanford C. Bernstein & Co.

Jeff Bianchi, Portfolio Manager, joined ING IM in 1994 and has co-managed the Fund since July 2005.  Before assuming his current responsibilities, he provided quantitative analysis for the firm’s small-capitalization equity strategies.  Mr. Bianchi has over 12 years of investment management experience.

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ING EQUITY TRUST

ING MidCap Opportunities Fund

(“Fund”)

Supplement dated August 22, 2008

to the Fund’s Class A, Class B, Class C, Class I, Class M, Class O and

 Class Q shares Statement of Additional Information (“SAI”) dated September 28, 2007 and to the Fund’s Class O shares’ SAI dated June 4, 2008.

Effective August 13, 2008, Uri Landesman replaced Richard Welsh as portfolio manager to the Fund.

1.             All references to Richard Welsh as a portfolio manager to the Fund are hereby deleted and replaced with Uri Landesman.

2.             The table in the section entitled “Portfolio Managers – Financial Services Fund, Fundamental Research Fund, MidCap Opportunities Fund, Opportunistic LargeCap Fund and SmallCap Opportunities Fund – Other Accounts Managed” beginning on page 111 of the Class A, Class B, Class C, Class I, Class M, Class O and Class Q SAI is hereby deleted and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Omar Aguilar	66	$10,443,691,644	9	$1,954,978,468	35	$4,531,192,564	*
Jeff Bianchi(1)	3	$875,394,686	4	$143,748,792	45	$2,108,312,607
Christopher Corapi	5	$3,358,148,507	2	$3,619,850	3	$77,758,273
Vincent Costa	66	$10,444,400,223	9	$1,954,978,468	35	$4,531,192,564
Robert M. Kloss	2	$406,349,121	0	$0	0	$0
Steven L. Rayner	2	$406,349,121	0	$0	0	$0
Steve Salopek	4	$1,082,874,007	3	$107,609,812	6	$734,870,398
Uri Landesman(1)	5	$1,144,824,868	4	$143,748,792	57	$2,140,497,241

*	Of these Other Accounts, 2 with total assets of $4,691,921 have an advisory fee based on performance.
(1)	As of August 13, 2008.

3.             The table in the section entitled “Portfolio Managers – Financial Services Fund, Fundamental Research Fund, MidCap Opportunities Fund, Opportunistic LargeCap Fund and SmallCap Opportunities Fund – Ownership of Securities” on page 113 of the Class A, Class B, Class C, Class I, Class M, Class O and Class Q SAI is hereby deleted in its entirety and replaced with the following:

Portfolio Manager	Fund	Dollar Range of Portfolio Shares Owned
Omar Aguilar	Opportunistic LargeCap Fund	None
Jeff Bianchi(1)	MidCap Opportunities Fund	None
Christopher Corapi	Fundamental Research Fund	None
Vincent Costa	Opportunistic LargeCap Fund	None
Robert M. Kloss	ING Financial Services Fund	$10,001-$50,000
Steven L. Rayner	ING Financial Services Fund	$50,001-$100,000
Steve Salopek	SmallCap Opportunities Fund	None
Uri Landesman(1)	MidCap Opportunities Fund	None

(1) As of August 13, 2008.

4.             The section entitled “Portfolio Managers – MidCap Opportunities Fund – Other Accounts Managed” on page 75 of the Class O SAI is hereby deleted and replaced with the following:

The following table shows the number of accounts and total assets in the accounts managed by each Portfolio Manager as of August 13, 2008.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Jeff Bianchi	3	$875,394,686	4	$143,748,792	45	$2,108,312,607
Uri Landesman	5	$1,144,824,868	4	$143,748,792	57	$2,140,497,241

5.             The section entitled “Portfolio Managers – MidCap Opportunities Fund – Ownership of Securities” on page 77 of the Class O SAI is hereby deleted in its entirety and replaced with the following:

The following table shows the dollar range of shares of the Fund owned by each Portfolio Manager as of August 13, 2008, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans:

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned
Jeff Bianchi	MidCap Opportunities Fund	None
Uri Landesman	MidCap Opportunities Fund	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE